Average Annual Total Returns - MCI - Victory Integrity Discovery Fund	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class Y After Taxes on Distributions 1 Year	Class Y After Taxes on Distributions 5 Years	Class Y After Taxes on Distributions 10 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 1 Year	Class Y After Taxes on Distributions and Sale of Fund Shares 5 Years	Class Y After Taxes on Distributions and Sale of Fund Shares 10 Years	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes.) 1 Year	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes.) 5 Years	Russell Microcap® Value Index (reflects no deduction for fees, expenses or taxes.) 10 Years
Total	(1.34%)	7.72%	10.06%	(1.34%)	6.15%	8.29%	(0.79%)	5.84%	7.95%	6.34%	10.50%	9.47%